Risk Management	9 Months Ended
Sep. 30, 2025
Risk Management [Abstract]
Risk Management

20. RISK MANAGEMENT
Cenovus is exposed to financial risks, including market risk related to commodity prices, foreign exchange rates, interest rates and commodity power prices, as well as credit risk and liquidity risk.
As at September 30, 2025, the fair value of risk management positions was a net asset of $64 million. As at September 30, 2025, there were foreign exchange contracts with a notional value of US$550 million (December 31, 2024 – US$250 million). As at September 30, 2025, and December 31, 2024, there were no outstanding interest rate contracts or cross currency interest rate swap contracts.
Net Fair Value of Risk Management Positions

As at September 30, 2025	Notional Volumes (1) (2)	Terms	Weighted Average Price (2)	Fair Value Asset (Liability)
WTI Contracts Related to Blending (3)
WTI Fixed – Sell	6.4 MMbbls	October 2025 - December 2026	US$63.00/bbl	10
WTI Fixed – Buy	0.2 MMbbls	October 2025 - December 2026	US$61.15/bbl	—
Power Contracts				3
Renewable Power Contracts				57
Other Financial Positions (4)				(2)
Foreign Exchange Rate Contracts				(4)
Total Fair Value				64
(1)    Million barrels (“MMbbls”).
(2)    Notional volumes and weighted average price are based on multiple contracts of varying amounts and terms over the respective time period; therefore, the notional volumes and weighted average price may fluctuate from month to month.
(3)    WTI futures contracts are used to help manage price exposure to condensate used for blending. Includes individual WTI contracts with varying terms, the longest of which is 15 months.
(4)    Includes risk management positions related to Western Canadian Select (“WCS”), heavy oil, light oil and condensate differentials, benchmark delivery location spreads, Belvieu and heating oil fixed price contracts, natural gas basis and fixed price contracts, and reformulated blendstock for oxygenate blending gasoline contracts.
A) Commodity Price and Foreign Exchange Rate Risk
Sensitivities
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2025	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	(6)	6
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tied to Production	—	—
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	—	—
Natural Gas Commodity Price	± US$0.50/Mcf (2) Applied to Natural Gas Hedges Tied to Production	1	(1)
Natural Gas Basis Price	± US$0.25/Mcf Applied to Natural Gas Basis Hedges	—	—
Power Commodity Price	± C$10.00/MWh (3) Applied to Power Hedges	42	(42)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	45	(52)
(1)Excluding WCS at Hardisty.
(2)One thousand cubic feet (“Mcf”).
(3)One thousand kilowatts of electricity per hour (“MWh”).
B) Credit Risk
Credit risk arises from the potential that the Company may incur a financial loss if a counterparty to a financial instrument fails to meet its financial or performance obligations in accordance with agreed terms. Cenovus assesses the credit risk of new counterparties and continues risk-based monitoring of all counterparties on an ongoing basis. A substantial portion of Cenovus’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks.
As at September 30, 2025, approximately 73 percent (December 31, 2024 – 79 percent) of the Company’s accounts receivable and accrued revenues were with investment grade counterparties, and 99 percent of the Company’s accounts receivable were outstanding for less than 60 days. The associated average expected credit loss on these accounts was 0.3 percent as at September 30, 2025 (December 31, 2024 – 0.4 percent).
C) Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet all of its financial obligations as they become due. Liquidity risk also includes the risk of not being able to liquidate assets in a timely manner at a reasonable price.
As disclosed in Note 12, over the long term, Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times at a WTI price of US$45.00 per barrel to manage the Company’s overall debt position.
Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2025	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	5,216	—	—	—	5,216
Lease Liabilities (1)	490	860	643	2,444	4,437
Long-Term Debt (1)	316	3,066	688	6,902	10,972
(1)Principal and interest, including current portion, if applicable.